Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Summary Of Acquisition Of Certain Assets And The Assumption Of Liabilities, Of Six Financial Institutions In FDIC-Assisted Transactions

(Dollars in thousands)	Lincoln Park	Wheatland	Ravenswood	Community First Bank - Chicago	The Bank of Commerce	First Chicago

Date of acquisition	April 23, 2010	April 23, 2010	August 6, 2010	February 4, 2011	March 25, 2011	July 8, 2011

Fair value of assets acquired, at the acquisition date	$157,078	$343,870	$173,919	$50,891	$173,986	$768,873
Fair value of loans acquired, at the acquisition date	103,420	175,277	97,956	27,332	77,887	330,203
Fair value of liabilities assumed, at the acquisition date	192,018	415,560	122,943	49,779	168,472	741,508

Summary Of FDIC Indemnification Asset

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Balance at beginning of period	$118,182	$—
Additions	343,231	160,644
Accretion	1,081	1,436
Expected reimbursements from the FDIC for changes in expected credit losses	(25,648)	193
Payments received from the FDIC	(92,595)	(44,091)

Balance at end of period	$344,251	$118,182